UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:  22342234
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FNY MANAGED ACCOUNTS LLC
         -------------------------
Address: 90 PARK AVENUE, 5TH FLOOR
         -------------------------
         NEW YORK, NY 10016
         -------------------------

Form 13F File Number:  028-12541

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     HARRIS SUFIAN
          ---------------
Title:    MANAGING MEMBER
          ---------------
Phone:    (212) 331-6853
          ---------------

Signature, Place, and Date of Signing:

        HARRIS SUFIAN                   NEW YORK, NY           January 31, 2011
------------------------------     ----------------------     ------------------
          Signature                     City, State                  Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Include Managers:       0
Form 13F Information Tableentry Total:  29
Form 13F Information table Value Total: $127,662,000
List of Other Included Managers:        NONE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102 780      12481     SH      Sole                 Sole
ALBERTO CULVER CO NEW          COM              013078100 3778     102000    SH      Sole                 Sole
ALCON INC                      COM SHS          H01301102 13597    83212     SH      Sole                 Sole
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108 214      11112     SH      Sole                 Sole
AON CORP                       COM              037389103 487      10575     SH      Sole                 Sole
BUCYRUS INTL INC NEW           COM              118759109 9119     102000    SH      Sole                 Sole
COMMSCOPE INC                  COM              203372107 7595     243280    SH      Sole                 Sole
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302 1790     48790     SH      Sole                 Sole
ELDORADO GOLD CORP NEW         COM              284902103 185      10000     SH      Sole                 Sole
GENZYME CORP                   COM              372917104 5507     77350     SH      Sole                 Sole
HYPERCOM CORP                  COM              44913M105 628      75030     SH      Sole                 Sole
KING PHARMACEUTICALS INC       COM              495582108 35598    2533650   SH      Sole                 Sole
L-1 IDENTITY SOLUTIONS INC     COM              50212A106 6967     585000    SH      Sole                 Sole
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100 922      15000     SH      Sole                 Sole
MARSHALL & ILSLEY CORP NEW     COM              571837103 3529     510000    SH      Sole                 Sole
MARTEK BIOSCIENCES CORP        COM              572901106 845      27000     SH      Sole                 Sole
MCAFEE INC                     COM              579064106 5188     112028    SH      Sole                 Sole
MEAD JOHNSON NUTRITION CO      COM              582839106 267      4290      SH      Sole                 Sole
MOTOROLA INC                   COM              620076109 4272     471000    SH      Sole                 Sole
NOVARTIS A G                   SPONSORED ADR    66987V109 3095     52500     SH P    Sole                 Sole
PLATINUM GROUP METALS LTD      COM NEW          72765Q205 53       20000     SH      Sole                 Sole
POTASH CORP SASK INC           COM              73755L107 1243     8000      SH C    Sole                 Sole
SARA LEE CORP                  COM              803111103 200      11400     SH      Sole                 Sole
SPDR GOLD TRUST                GOLD SHS         78463V107 3468     25000     SH C    Sole                 Sole
SPDR S&P 500 ETF TR            TR UNIT          78462F103 3773     30000     SH P    Sole                 Sole
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417 807      20310     SH      Sole                 Sole
SYNIVERSE HLDGS INC            COM              87163F106 11384    369000    SH      Sole                 Sole
TENET HEALTHCARE CORP          COM              88033G100 1004     150000    SH      Sole                 Sole
VERIGY LTD                     SHS              Y93691106 1367     105004    SH      Sole                 Sole